Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012
Debt and Capital Lease Obligations [Line Items]
Discount on the Senior secured notes	$ 15.9